LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
LEASES
Schedule of the company's undiscounted payments for its short-term leases and operating lease liabilities

Years ending September 30,
Remaining period of 2024	$36,000
2025	146,000
2026	150,000
2027	153,000
2028	155,000
Thereafter	53,000
Total undiscounted lease payments	693,000
Less: Imputed interest	(180,000)
Present value of lease liabilities	$513,000

Years ending December 31,
2024	$132,000
2025	146,000
2026	150,000
2027	153,000
2028	155,000
Thereafter	53,000
Total undiscounted lease payments	789,000
Less: Imputed interest	(236,000)
Present value of lease liabilities	$553,000